SCHEDULE OF LIABILITIES ARISING FROM OPERATING LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Remainder of fiscal year	$ 14
Year one	60	$ 6,000
Year two	58
Thereafter	10
Total undiscounted operating lease payments	142	6,000
Less: Imputed interest	16	1,000
Present value of operating lease liabilities	$ 126	$ 5,000